[EQUITABLE FINANCIAL LOGO]

Nicole Strother

Securities Counsel

1290 Avenue of the Americas

Legal Dept., 16th Fl

New York, NY 10104

(980) 213.1530

nicole.strother@equitable.com

LAW DEPARTMENT

February 2, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Insurance Company

Form N-4 Registration Statement

Variable Immediate Annuity (VIA)

Separate Account A

File Nos. 333-19925 and 811-01705

CIK #0000089024

Commissioners:

Equitable Financial Life Insurance Company (“Equitable Financial”) is transmitting via EDGAR for filing, pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 30 and Amendment No. 402 (“Amendment”) to Equitable Financial’s Form N-4 Registration Statement File Nos. 333-19925 and 811-01705 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account No. A (“Separate Account”) of Equitable Financial.

Please contact the undersigned, if there are any questions in connection with this matter.

Very truly yours,

/s/ Nicole Strother
Nicole Strother